INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in the Term Loan and the 7-year convertible notes) (Details) - Non-current liability [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	$ (91,263)
Balance at end of the period	(19,650)	$ (91,263)
7-year Convertible Note [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(15,401)	(14,542)
Accretion interest	(929)	(859)
Balance at end of the period	$ (16,330)	$ (15,401)